Note 20. Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income, Other, Net of Tax, not including currency adjustment related to noncontrolling interest	$ (87.2)	$ (20.2)
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(60.0)
Balance, December 31, 2013	(110.8)	(60.0)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0.0	7.6	$ (2.8)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0.1	(8.1)	(0.4)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	0.0	(7.6)
Balance, December 31, 2013	0.0	0.0	(7.6)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0.0	9.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.0	1.9
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		7.6
Accumulated Translation Adjustment [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(20.0)	32.3
Balance, December 31, 2013	(54.2)	(20.0)	32.3
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(70.6)	(52.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(36.4)	0.0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(34.2)	(52.3)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(12.4)	(4.3)
Balance, December 31, 2013	(12.3)	(12.4)	(4.3)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(0.6)	(8.9)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(0.7)	(0.8)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		(8.1)
Accumulated Defined Benefit Plans Adjustment [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(27.6)	(60.2)
Balance, December 31, 2013	(44.3)	(27.6)	$ (60.2)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(16.6)	30.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.1	(2.1)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		$ 32.6
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ (16.7)